IRA Ideal

Defined Asset Funds(sm)

Select Series
Defined Technology Portfolio(sm)
1999 Series 2

Merrill Lynch
100 Technology
Index

[Logo] Merrill Lynch

THE TECHNOLOGY SECTOR - IT HAS BEEN CONSIDERED AN
INVESTMENT FOR ONLY THOSE WITH THE MOST ROBUST OF
TEMPERAMENTS.  THIS SECTOR HAS SHOWN WALL STREET LOFTY
HIGHS, AND HUMBLE LOWS.  BUT WE BELIEVE THE TECHNOLOGY
SECTOR OFFERS GREAT POTENTIAL FOR THE FUTURE.

Defined Asset Funds(sm) gives you a convenient way to invest in the promise of technology with the new Select Series Defined Technology Portfolio.(sm)

Merrilly Lynch
100 Technology
     Index

The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a cross-section of 100 highly-capitalized technology stocks, covering important areas of this sector such as computer software, semi-conductors, telecommunications equipment, electronic data processing and the internet. The ML 100 Index also includes American Depositary Receipts (ADRs) for international exposure. The ML 100 Index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been tested for liquidity. You can follow the ML 100 Index on the American Stock Exchange using symbol MLO.

Technology: Rebalanced

The Defined Technology Portfolio offers you capital appreciation potential with a diversified portfolio of technology stocks. By applying a Rebalancing Model to the Merrill Lynch 100 Technology Index (ML 100 Index), this one-year Portfolio seeks to outperform the index by reweighting each stock to increase potential return. Each year Defined Asset Funds intends to apply the Rebalancing Model to the ML 100 Index, to create a new Portfolio.

The Enhanced Index Strategy

The Defined Technology Portfolio follows a disciplined "buy and hold" strategy for index enhancement. It rebalances the index to pursue enhanced returns without increasing risk. You can choose to roll your investment into a new Defined Technology Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you view your investment in the Portfolio as a long-term strategy. For potentially more consistent results, we suggest you continue with this Strategy for at least three to five years.

If your view of this industry sector should change, Defined Asset Funds offers you the flexibility to exchange your investment for another Select or Equity Investor Series Portfolio at a reduced sales charge.

The Rebalancing Model

Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. Dr. Tew, as Portfolio Consultant for the Defined Technology Portfolio, works together with Defined Asset Funds to apply the following stock selection process:

Define the Universe

We begin by defining the universe of stocks. In this case, the ML 100 Index is used for its diversification within the technology sector, as well as its more highly capitalized stocks.

Reweight the Index

Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices and returns move inversely to one another. These relationships create a portfolio of stocks that complement each other and reduce volatility.

Construct an Enhanced Portfolio

The ML 100 Index is then balanced, stock by stock, from most attractive to least attractive. Stocks that are considered most attractive, those with the best prices relative to potential performance, are the most heavily weighted. Stocks with less attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio

Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio.

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without on-line services and networking capabilities? While technology companies have seen ups and downs, it's an industry that continues to redefine the way we live. Although, a number of stocks represented in the Index have seen wide variations in performance over the last several years and others are recent I.P.O.s, this sector continues to have a long-term and growing impact on our future.

Defined Asset Funds - Time In The Market

We believe the disciplined strategy of buying and holding securities with long-term view can help in meeting out investors' needs. For income, for growth or for total return, time in the market can be an effective strategy for growing your portfolio. This philosophy is the cornerstone of Defined Asset Funds.

                                        The Merrill Lynch 100 Technology Index*
---------------------------------------------------------------------------------------------------------------------
    Name of Issuer                           Ticker Symbol        Name of Issuer                        Ticker Symbol
1.  3Com Corporation                         COMS             51. Jabil Circuit, Inc.                   JBL
2.  Adaptec, Inc.                            ADPT             52. Keane, Inc.                           KEA
3.  ADC Telecommunications, Inc.             ADCT             53. KLA-Tencor Corporation                KLAC
4.  Adobe Systems, Inc.                      ADBE             54. Lexmark International Group, Inc.     LXK
                                                                  (Class A)
5.  Advanced Micro Devices, Inc.             AMD              55. Linear Technology Corporation         LLTC
6.  Alcatel Alsthom**                        ALA              56. LSI Logic Corporation                 LSI
7.  Altera Corporation                       ALTR             57. Lucent Technologies, Inc.***          LU
8.  Amazon.com, Inc.                         AMZN             58. Maxim Integrated Products, Inc.       MXIM
9.  America Online, Inc.****                 AOL              59. Micron Technology, Inc.               MU
10. Americn Power Conversion Corporation     APCC             60. Microsoft Corporation                 MSFT
11. AMP, Inc.                                AMP              61. Molex, Inc.                           MOLX
12. Analog Devices, Inc.                     ADI              62. Motorola, Inc.                        MOT
13. Apple Computer, Inc.                     AAPL             63. National Semiconductor Corportion     NSM
14. Applied Materials, Inc.                  AMAT             64. Netscape Communications               NSCP
                                                                  Corporation
15. Ascend Communications, Inc.              ASND             65. Network Appliance, Inc.               NTAP
16. ASM Lithography Holding N.V.             ASMLF            66. Network Associates, Inc.              NETA
17. At Home Corporation (Series A)           ATHM             67. Newbridge Networks Corporation        NN
18. Autodesk, Inc.                           ADSK             68. Nokia Corporation                     NOKA
19. Automatic Data Processing, Inc.          AUD              69. Northern Telecom Limited              NT
20. Baan Company, N.V.                       BAANF            70. Novell, Inc.                          NOVL

--------
   * Index as of 1/13/99
  ** The issuer is a foreign corporation; any dividends will be subject to withholding taxes
 *** It was announced on 1/13/99 that LU is expected to acquire ASND.
**** It was announced on 11/24/98 that AOL is expected to acquire NSCP.

---------------------------------------------------------------------------------------------------------------------
    Name of Issuer                                Ticker Symbol        Name of Issuer                        Ticker Symbol
21. BMC Software, Inc.                            BMCS             71. Oracle Corporation                    ORCL
22. Broadcom Corporation (Class A)                BRCM             72. Parametric Technology Corporation     PMTC
23. Cadence Design Systems, Inc.                  CDN              73. Paychex, Inc.                         PAYX
24. Ceridian Corporation                          CEN              74. PeopleSoft, Inc.                      PSFT
25. Cisco Systems, Inc.                           CSCO             75. Platinum Technology, Inc.             PLAT
26. Citrix Systems, Inc.                          CTXS             76. QUALCOMM, Inc.                        QCOM
27. Compaq Computer Corporation                   CPQ              77. Quantum Corporation                   QNTM
28. Computer Associates International, Inc.       CA               78. Sanmina Corporation                   SANM
29. Computer Sciences Corporation                 CSC              79. SCI Systems, Inc.                     SCI
30. Compuware Corporation                         CPWR             80. Seagate Technology, Inc.              SEG
31. Dell Computer Corporation                     DELL             81. Siebel Systems, Inc.                  SEBL
32. eBay, Inc.                                    EBAY             82. Silicon Graphics, Inc.                SGI
33. ECI Telecommunications Limited                ECILF            83. Solectron Corporation                 SLR
34. Electronic Arts, Inc.                         ERTS             84. Sterling Commerce, Inc.               SE
35. Electronic Data Systems Corporation           EDS              85. Storage Technology Corporation        STK
36. EMC Corporation                               EMC              86. Sun Microsystems, Inc.                SUNW
37. Excite, Inc.                                  XCIT             87. Synopsys, Inc.                        SNPS
38. First Data Corporation                        FDC              88. SAP AG                                SAP
39. Fiserv, Inc.                                  FISV             89. Tech Data Corporation                 TECD
40. FORE Systems, Inc.                            FORE             90. Telefonaktiebolaget LM Ericsson       ERICY
41. Gartner Group, Inc. (Class A)                 IT               91. Tellabs, Inc.                         TLAB
42. Gateway 2000, Inc.                            GTW              92. Teradyne, Inc.                        TER
43. General Instrument Corporation                GIC              93. Texas Instruments, Inc.               TXN
44. Hewlett-Packard Company                       HWP              94. Uniphase Corporation                  UNPH
45. Inktomi Corporation                           INKT             95. Unisys Corporation                    UIS
46. Intel Corporation                             INTC             96. VERITAS Software Corporation          VRTS
47. International Business Machines Corporation   IBM              97. Vitesse Semiconductor Corporation     VTSS
48. Intuit, Inc.                                  INTU             98. Xerox Corporation                     XRX

---------------------------------------------------------------------------------------------------------------------
    Name of Issuer                                Ticker Symbol    Name of Issuer                        Ticker Symbol
49. Iomega Corporation                            IOM              99. Xilinx, Inc.                      XLNX
50. J.D. Edwards & Company                        JDEC            100. Yahoo!, Inc.                      YHOO

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o    There can be no assurance that the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o The Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility, therefore, the Portfolio may be considered speculative.

o The Portfolio consists exclusively of stocks from the technology sector and should not be considered as a complete investment program.

o The Portfolio does not reflect any investment recommendations of the Sponsor.


Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year-end will be based on the amount paid to you, net of the deferred sales charge and the charge for organization costs, after the initial offering period. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20% for individuals. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.


Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                       As a % of Public           Amount Per
                                       Offering Price             1,000 Units

Initial Sales Charge                        1.00%                    $10.00

Deferred Sales Charge                       1.75%                    $17.50

Maximum Sales Charge                        2.75%                    $27.50

Estimated Annual Operating Expenses
(as a % of net assets)                      0.18%                    $1.78

Estimated Organization Costs                                         $2.82


If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge.


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

         Amount                             Total Sales Charge as a % of
         Purchased                          Public Offering Price

Less than $50,000                                    2.75%

$50,000 to $99,999                                   2.50%

$100,000 to $249,999                                 2.00%

$250,000 to $999,999                                 1.75%

$1,000,000 to $4,999,999                             1.00%

$5,000,000 or more                                    .60%


Invest in Technology Today!

You can start investing in technology with the Defined Technology Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including all charges, expenses and risks. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.


Defined Asset Funds

Select Series
Principled Values Portfolio
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)

Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio
Select S&P Intrinsic Value Portfolio

Concept Series
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

Focus Series
European Monetary Union Portfolio
Financial Portfolio
Health Care Portfolio
Year-Ahead Domestic Portfolio
Year-Ahead International Portfolio

Index Series
S&P 500 Index Trust 2
S&P MidCap Index Trust

Fixed-Income Funds
Corporate Funds
Government Funds
Municipal Funds